Right-of-use assets and lease liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Right-of-use assets and lease liabilities
Schedule of lease activities

	As of
	January 1,	As of December 31,
	2024	2024	2025
Right-of-use assets
Offices	—	704	1,484
	—	704	1,484
Lease liabilities
Current	—	230	867
Non-current	—	485	722
	—	715	1,589

Schedule of amount recognized in profit or loss

	For the years ended December 31,
	2023	2024	2025
Depreciation charge of right-of-use assets (Note 24)	183	20	706
Interest expense (Note 25)	10	2	57